Document and Entity Information	Aug. 08, 2019
Prospectus:
Document Type	497
Document Period End Date	Aug. 08, 2019
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 08, 2019
Document Effective Date	Aug. 08, 2019
Prospectus Date	Mar. 01, 2019
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class A
Prospectus:
Trading Symbol	HNSAX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class C
Prospectus:
Trading Symbol	HNSCX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class Y
Prospectus:
Trading Symbol	HNSYX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class I
Prospectus:
Trading Symbol	HNSJX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R3
Prospectus:
Trading Symbol	HNSRX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R4
Prospectus:
Trading Symbol	HNSSX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R5
Prospectus:
Trading Symbol	HNSTX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class F
Prospectus:
Trading Symbol	HNSFX